Note 3 - Loans and Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014
Note 3 - Loans and Allowance for Loan Losses (Details) [Line Items]
Allowance for Loan and Lease Losses, Write-offs	$ 0	$ 0	$ 536
Allowance for Loan and Lease Losses, Period Increase (Decrease)	623	(321)	2,169
Provision for Loan and Lease Losses Increase (Decrease)		(871)
Change in Troubled Debt Restructurings	43.60%
Financing Receivable, Modifications, Recorded Investment	18,097	12,606
Percentage of Loan Portfolio	100.00%	100.00%
Impaired Financing Receivable, Related Allowance	3,412	2,625	2,107
Minimum Loan Balance for Loans Evaluated by Risk Categories	500
Short-Term Interest Only-Payments [Member] | Commercial and Industrial [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Modifications, Number of Contracts				2
Financing Receivable, Modifications, Recorded Investment				4,073
Extended at Interest Rate Lower Than Current Market Rate [Member] | Commercial Real Estate Loans [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Modifications, Number of Contracts				1
Financing Receivable, Modifications, Recorded Investment				746
Non-Accrual [Member] | Commercial Real Estate Loans [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Modifications, Recorded Investment	4,013
Troubled Debt Restructurings Performing According to Modified Terms [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) [Line Items]
Percentage of Loan Portfolio	76.00%	98.00%
Additional Impairment [Member] | Troubled Debt Restructurings [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) [Line Items]
Impaired Financing Receivable, Related Allowance	2,998	1,511
Additional Impairment [Member] | Commercial Real Estate Loans [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) [Line Items]
Impaired Financing Receivable, Related Allowance	1,340
Troubled Debt Restructurings [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) [Line Items]
Allowance for Loan and Lease Losses, Period Increase (Decrease)		7
Increase (Decrease) in Other Loans	5,491
Impaired Financing Receivable, Related Allowance		7
Loans and Leases Receivable, Impaired, Commitment to Lend	1,871	718
Commercial and Industrial [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Modifications, Number of Contracts	3
Financing Receivable, Modifications, Recorded Investment	$ 4,819
Unsecured [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) [Line Items]
Percentage of Loan Portfolio	5.66%	5.13%